EARNINGS PER SHARE (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average number of shares
Ordinary shares in issue ('000)	2,266,261	2,168,721	929,004
Bonus element of the rights issue ('000)			493,645
Bonus element of the capitalization issue ('000)		86,749	129,272
Adjustment for weighting of ordinary shares in issue ('000)	(2,404)	(321,620)	(7,271)
Weighted average number of shares ('000)	2,263,857	1,933,850	1,544,650
Profit (loss) attributable to owners of Sibanye (SA rand million)	R (2,499.6)	R (4,437.4)	R 3,473.3
Basic EPS (cents)	R (1.10)	R (2.29)	R 2.25
Potential ordinary shares (000)			2,161
Diluted weighted average number of shares ('000)	2,263,857	1,933,850	1,546,811
Diluted basic EPS (cents)	R (1.10)	R (2.29)	R 2.25
Gain on disposal of property, plant and equipment, gross	R (60.2)	R (40.7)	R (95.4)
Gains on disposals of property plant and equipment, net of tax	(47.9)	(29.3)	(68.7)
Impairments	3,041.4	4,411.0	1,381.1
Impairments, net of tax	2,530.9	4,242.8	1,281.7
Gain on acquisition, gross			(2,178.6)
Gain on acquisition, net of tax			(2,178.6)
Headline earnings	R (16.6)	R (223.9)	R 2,507.7
Headline EPS - cents	R (0.01)	R (0.12)	R 1.62
Diluted headline EPS - cents	R (0.01)	R (0.12)	R 1.62